AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 1995.
                                                               File No. 33-42864


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.                                 ---

  Post-Effective Amendment No. 6                               X

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY           ---
ACT OF 1940

  Amendment No. 6                                             ---


                  KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND
               (Exact name of Registrant as specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5043
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code:(617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

 x   immediately upon filing pursuant to Paragraph (b)

---  on (date) pursuant to Paragraph (b)

---  60 days after filing pursuant to Paragraph (a)(1)

---  on (date) pursuant to Paragraph (a)(1)

---  75 days after filing pursuant to Paragraph (a)(2)

---  on (date) pursuant to Paragraph (a)(2) of Rule 485.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                             Proposed     Proposed
Title of                     Maximum      Maximum
Securities     Amount        Offering     Aggregate  Amount of
Being          Being         Price        Offering   Registration
Registered     Registered    Per Unit*    Price**    Fee
-----------------------------------------------------------------
Shares
without Par    3,598,908     $9.66        $289,993   $100
Value
-----------------------------------------------------------------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on September 21, 1995.

** The calculation of the maximum aggregate offering price is pursuant to Rule 24e-2 under the Investment Company Act of 1940. 4,465,425 shares of the Fund were redeemed during its fiscal year ended September 30, 1994. Of such shares, 3,568,888 are being used for a reduction in this filing.

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended September 30, 1994 was filed on November 28, 1994.

                  KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                  CONTENTS OF

                       POST-EFFECTIVE AMENDMENT NO. 6 to

                             REGISTRATION STATEMENT



         This Post-Effective Amendment No. 6 to Registration Statement No. 33-42864/811-6412 incorporates by reference, without change, all other information contained in Post-Effective Amendment No. 5 to Registration Statement No. 33-42864/811-6412.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 26th day of September, 1995.


                                        KEYSTONE INSTITUTIONAL ADJUSTABLE
                                        RATE FUND


                                        By:/s/ George S. Bissell
                                           ---------------------------
                                           George S. Bissell*
                                           Chairman of the Board


                                       *By:/s/ James M. Wall
                                           ---------------------------
                                           James M. Wall**
                                           Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of September, 1995.


SIGNATURES                                  TITLE


/s/ George S. Bissell         Chairman of the Board and Trustee
--------------------------
George S. Bissell*

/s/ Albert H.  Elfner, III    Chief Executive Officer, President
--------------------------    and Trustee
Albert H. Elfner, III*

/s/ Kevin J. Morrissey        Treasurer (Principal Financial
--------------------------    and Accounting Officer)
Kevin J. Morrissey*


                                       *By:/s/ James M. Wall
                                           ---------------------------
                                           James M. Wall**
                                           Attorney-in-Fact

SIGNATURES                              TITLE
----------                              -----


/s/ Frederick Amling                    Trustee
--------------------------
Frederick Amling*

/s/ Charles A. Austin, III              Trustee
--------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                   Trustee
--------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                   Trustee
--------------------------
Charles F. Chapin*

/s/ Leroy Keith, Jr.                    Trustee
--------------------------
Leroy Keith, Jr.*

/s/ K. Dun Gifford                      Trustee
--------------------------
K. Dun Gifford*

/s/ Ray Keyser, Jr.                     Trustee
--------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                 Trustee
--------------------------
David M. Richardson*

/s/ Richard J. Shima                    Trustee
--------------------------
Richard J. Shima*

/s/ Andrew J. Simons                    Trustee
--------------------------
Andrew J. Simons*



                                       *By:/s/ James M. Wall
                                           ---------------------------
                                           James M. Wall**
                                           Attorney-in-Fact


**James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and officers of the Registrant pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                         INDEX TO EXHIBITS

                                                            Page Number
                                                            in Sequential
Exhibit Number           Exhibit                            Numbering System
--------------           -------                            ----------------
       1                 Declaration of Trust1
                         Amendment to Trust1

       2                 By-Laws1

       5                 Investment Advisory and
                         Management Agreement3

       6                 Distribution Agreement3

       8                 Custodian, Fund Accounting
                         and Recordkeeping Agreement1

       10                Opinion and Consent of Counsel
                         Opinion and Consent of Counsel to Class Y shares4 Opinion and Consent of Counsel to Class Z shares2

       11                Independent Auditors Consent5

       13                Subscription Agreement1

       15                Form of Class Y Distribution Plan4

       16                Total Return and Current Yield Schedules5

       17                Financial Data Schedule (Filed as Exhibit 27)

       19                Powers of Attorney

--------------------
     1 Incorporated herein by reference to Registration Statement
No. 33-42864/811-6412.

     2 Incorporated herein by reference to Registrants 24f-2 Notice filed November 30, 1993.

     3 Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement No. 33-42864/811 6412.

     4 Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement No. 33-42864/811 6412.

     5 Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement No. 33-42864/811 6412.